Income tax and social contribution	12 Months Ended
Dec. 31, 2020
Income tax and social contribution
Income tax and social contribution

19. Income tax and social contribution

19.1. Income tax and social contribution expense

	12/31/2020	12/31/2019
Current tax
Current tax on income for the year	(11,551)	(11,394)
Deferred tax
Deferred tax on income for the year	15,277	(13,663)
Income tax and social contribution expense	3,726	(25,057)

The reconciliation between the tax expense as calculated by the combined nominal rates and the income tax and social contribution expense charged to income (loss) is presented below:

	12/31/2020	12/31/2019

Income (loss) before income tax and social contribution	(83,800)	63,933

Rate income tax and social contribution	34%	34%

Income tax and social contribution at the rate of 34%	28,492	(21,737)

Permanent differences
Law 11196/05 (Research and Development incentive)	—	718
Unrecognized tax credit	—	385
Gifts, fines and nondeductible expenses	(19,209)	(486)
Overseas earnings	(1,041)	(3,318)
Income tax and social contribution determined by the deemed income	(624)	(110)
Effects of tax rates of foreign subsidiaries	(2,146)	(279)
Other net differences	(1,746)	(230)
Income tax expense for effective rate	3,726	(25,057)
Effective rate	—	39.19%

19.2. Deferred taxes

Deferred income tax and social contribution are recorded so as to reflect future tax effects on temporary differences existing between assets and liabilities tax base and the corresponding carrying amount.

Temporary deferred income tax and social contribution are as follows:

Assets	12/31/2020	12/31/2019

Deferred IR/CS on tax loss and negative basis	9,325	1,665
Stock option plan	490	555
Inc. tax and soc. contr. on foreign companies	283	841
Estimated losses with doubtful accounts	296	—
Deferred income tax/social contribution on first-time adoption of IFRS 9 and IFRS 15	16	12
Provision for adjustment to present value	423	284
Amortization software of entities not incorporated	636	—
Amortization accounts receivable of entities not incorporated	1,772	—
Amortization of brand acquired of entities not incorporated	737	—
Other Provisions	913	—
Total deferred income tax and social contribution, net (assets)	14,891	3,357

Liabilities	12/31/2020	12/31/2019

Deferred income tax and social contribution on accounting and tax goodwill	(126,813)	(97,593)
Deferred income tax/ social contribution assets identified in acquisitions	(20,143)	(25,092)
Deferred income tax/social contribution on first-time adoption of IFRS 9 and IFRS 15	2,999	8,228
Deferred income tax and social contribution on IFRS 16	4,489	3,538
Inc. tax and soc. contr. on foreign companies	(649)	(705)
Deferred IR/CS on tax loss and negative basis	34,164	7,138
Estimated losses with doubtful accounts	1,767	108
Provision of benefits to employees	551	446
Provision for contingencies	3,888	1,779
Provision for adjustment to present value	2,029	4,678
Stock option plan	10,884	9,925
Provision for profit sharing and gainsharing, bonus, collective bargaining and overtime	4,569	2,102
Other provisions	850	1,242
Total deferred income tax and social contribution, net (liabilities)	(81,415)	(84,206)

19.3.Recoverability of income tax and social contribution loss carryforward

Year	Expectation realization
2021	4,703
2022	6,016
2023	7,577
2024	13,292
2025	21,422
2026	28,265
2027	2,458
2028	486
2029	413
2030	309
Total	84,941